CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, par value (dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	13,024,138	10,347,418
Common stock, shares outstanding	13,024,138	10,347,418